Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 127		₨ 613
Finished and traded goods	937		1,252
Inventories	₨ 1,064	$ 15	₨ 1,865